Consolidated Statements of Stockholders' Equity (Deficit) - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit	Total
Balance at Dec. 31, 2013	$ 21,549	$ 6,531,110	$ (6,405,000)	$ 147,659
Balance (in shares) at Dec. 31, 2013	21,548,456
Common stock issued for services	$ 1,665	747,398		749,063
Common stock issued for services (in shares)	1,665,203
Common stock issued for acquisition of product acquisition	$ 143	39,857		40,000
Common stock issued for acquisition product acquisition, shares	142,857
Stock compensation expense		1,509,005		1,509,005
Common stock issued upon conversion of debt, of which 1,579,297 shares were issued to related parties	$ 3,756	1,529,050		1,532,806
Common stock issued upon conversion of debt (in shares)	3,755,747
Convertible debt discount - Beneficial conversion feature of debt instruments		325,855		325,855
Convertible debt discount - Warrants		96,532		96,532
Relative fair value of warrants issued in connection with convertible debentures				0
Net loss			(4,826,967)	(4,794,035)
Balance at Dec. 31, 2014	$ 27,113	10,778,807	(11,231,967)	(426,047)
Balance (in shares) at Dec. 31, 2014	27,112,263
Common stock issued for services	$ 1,780	208,749		210,529
Common stock issued for services (in shares)	1,780,625
Stock-based compensation		1,298,240		1,298,240
Common stock issued for acquisition of product acquisition	$ 12,948	2,058,677		2,071,625
Common stock issued for acquisition product acquisition, shares	12,947,657
Common stock issued upon conversion of convertible debentures, note payable and debentures – related party	$ 699	166,301		167,000
Common stock issued upon conversion of convertible debentures, note payable and debentures – related party, shares	699,260
Common stock issued for exchange of restricted stock units	$ 500	(500)		0
Common stock issued for exchange of restricted stock units, shares	500,000
Return of shares of common stock from CRI license transaction	$ (200)	(37,800)		(38,000)
Return of shares of common stock from CRI license transaction, shares	(200,000)
Return of shares of common stock from Semprae merger transaction	$ (386)	(115,436)		(115,822)
Return of shares of common stock from Semprae merger transaction, shares	(386,075)
Fair value of beneficial conversion on line of credit convertible debenture – related party		8,321		8,321
Shares of common stock issued for extension of February 2014 convertible debentures	$ 250	32,250		32,500
Shares of common stock issued for extension of February 2014 convertible debentures, shares	250,000
Shares of common stock issued for amendment of January 2015 convertible debentures	$ 100	15,400		15,500
Shares of common stock issued for amendment of January 2015 convertible debentures, shares	100,000
Relative fair value of shares of common stock issued in connection with convertible debentures	$ 4,337	370,137		374,474
Relative fair value of shares of common stock issued in connection with convertible debentures, shares	4,337,500
Relative fair value of warrants issued in connection with convertible debentures		89,551		89,551
Fair value of warrants issued to placement agents in connection with convertible debentures		68,419		68,419
Net loss			(4,202,628)	(4,202,628)
Balance at Dec. 31, 2015	$ 47,141	$ 14,941,116	$ (15,434,595)	(446,338)
Balance (in shares) at Dec. 31, 2015	47,141,230
Common stock issued for services				$ 64,500
Common stock issued for services (in shares)				215,000
Relative fair value of warrants issued in connection with convertible debentures				$ 186,526
Balance at Jun. 30, 2016				$ (178,198)